Capital Stock and Long-term Retention Plan - Weighted-average assumptions (Details) - LTRP - EquityInstruments EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assumptions:
Dividend yield	0.94%	1.38%	0.82%	0.55%	0.38%
Expected volatility	43.74%	35.13%	30.47%	25.38%	24.58%
Risk-free interest rate	5.51%	5.74%	6.88%	7.17%	7.04%
Expected average life of awards	3 years	3 years	2 years 8 months 1 day	3 years	2 years 11 months 16 days
CPOs
Arrangements:
Number of CPOs or CPOs equivalent granted (in units)	38,800	39,200	72,558	32,500	37,000
Contractual life	3 years	3 years	2 years 8 months 1 day	3 years	3 years